Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses And Other Current Assets
Deposits	$ 120,000	$ 4,443	$ 33,842
Legal retainer	34,105	88,369	22,751
Prepaid expenses	3,000	5,005	23,716
Total	$ 157,105	$ 97,817	$ 80,309